UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09145
Investment Company Act File Number
Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New York Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 1.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,092,316

		$1,092,316

Education — 26.2%
Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$315	$318,471
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,581,382
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	340,724
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	546,098
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,000	1,073,750
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	791,569
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	544,155
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,128,420
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,071,710
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,250	2,474,955
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,651,900
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	353,535
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	438,084
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,495	1,486,987
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,096,760
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	282,447
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	732,802

		$18,913,749

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,593,382
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,645	1,649,770

		$3,243,152

General Obligations — 16.2%
New York, 5.00%, 2/15/34(2)	$4,000	$4,340,160
New York City, 5.25%, 9/15/33(2)	6,000	6,158,940
New York City, 6.25%, 10/15/28	1,000	1,179,510

		$11,678,610

Health Care-Miscellaneous — 2.8%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,115	$923,554
New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,200	932,124
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50	50,677
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	101,353

		$2,007,708

Hospital — 23.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$136,505
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	980,573
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,165	1,119,052
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,518,212
Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	400	401,324
New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,500	1,503,015
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,001,940
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,041,980

	Principal
	Amount
Security	(000’s omitted)	Value
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	$845	$830,153
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,268,800
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	412,340
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	816,480
Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,250	1,241,375
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	650,286
Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,105	2,148,994

		$17,071,029

Housing — 16.9%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,488,750
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,637,056
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,015,180
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,666,921
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,488,900
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,930	1,889,567
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	1,000	1,005,260

		$12,191,634

Industrial Development Revenue — 9.0%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,054,260
New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	1,500	1,530,840
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	982,780
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,502,725
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	430	434,859

		$6,505,464

Insured-Education — 6.4%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,269,913
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(2)	1,500	1,571,010
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	1,797,382

		$4,638,305

Insured-Electric Utilities — 2.1%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,514,700

		$1,514,700

Insured-Escrowed/Prerefunded — 1.8%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$855	$526,159
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	1,280	748,211

		$1,274,370

Insured-Lease Revenue/Certificates of Participation — 3.6%
Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,970	$2,573,594

		$2,573,594

Insured-Other Revenue — 2.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$895,835
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,154,490

		$2,050,325

Insured-Special Tax Revenue — 6.0%
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$970	$957,011
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,440	918,947
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	19,745	1,196,547

	Principal
	Amount
Security	(000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,705	$792,263
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	4,225	466,102

		$4,330,870

Insured-Transportation — 2.0%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,430,116

		$1,430,116

Insured-Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$947,480

		$947,480

Other Revenue — 8.7%
Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,285	$771,578
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	3,120	925,454
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	386,825
New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,503,735
New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	1,625	1,608,815
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,079,020

		$6,275,427

Senior Living/Life Care — 3.1%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,301,781
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	908,086

		$2,209,867

Special Tax Revenue — 10.5%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,569,225
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(3)	2,100	2,343,894
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,079,870
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,074,920
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	947,268
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	578,719

		$7,593,896

Transportation — 10.8%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$798,335
Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	1,900	1,979,534
Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	955	958,514
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	990	1,066,260
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	10	10,707
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	2,740	2,933,800

		$7,747,150

Water and Sewer — 13.0%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$201,316
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	105,046
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,105	3,463,131
New York Environmental Facilities Corp., 5.00%, 10/15/39	1,730	1,838,817

	Principal
	Amount
Security	(000’s omitted)	Value
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	$2,535	$2,689,686
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,033,320

		$9,331,316

Total Tax-Exempt Investments — 172.9% (identified cost $122,693,758)		$124,621,078

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (46.8)%		$(33,726,688)

Other Assets, Less Liabilities — (26.1)%		$(18,813,819)

Net Assets — 100.0%		$72,080,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 6.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $768,894.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/11	75 U.S. 10-Year Treasury Note	Short	$(9,679,550)	$(9,677,343)	$2,207

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Appreciation
Bank of America	$5,200,000	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$36,870

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $39,077.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,482,828

Gross unrealized appreciation	$4,482,584
Gross unrealized depreciation	(3,799,334)

Net unrealized appreciation	$683,250

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$124,621,078	$—	$124,621,078

Total Investments	$—	$124,621,078	$—	$124,621,078

Futures Contracts	$2,207	$—	$—	$2,207
Interest Rate Swaps	—	36,870	—	36,870

Total	$2,207	$124,657,948	$—	$124,660,155

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President
Date: October 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: October 25, 2011